Profit/Loss from Participations in Group Companies	12 Months Ended
Dec. 31, 2020
Parent Company
Profit/Loss from Participations in Group Companies

Note 8 Profit/Loss from Participations in Group Companies

	Year Ended December 31,
	2020	2019
Profit on liquidation of subsidiaries	4	—
Impairment of participations in Group companies	0	(3,739)
Reversal of impairment of receivables within the Group companies	0	300
Total	4	(3,439)

The former subsidiary Pharmalink Oncology AS ceased through voluntary liquidation, as no operations were conducted for the year ended December 31, 2020.

For the year ended December 31, 2019, a write-down of participation in Group Companies in the subsidiary Nefecon AB of SEK 3,739 occured, due to the expiration of patents relating to methods and means for the treatment of glomerulonephritis.